INVESTMENTS AND OTHER FINANCIAL ASSETS - Financial Information Relating to FFS GmbH (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets [abstract]
Non-current assets	€ 3,186,164	€ 2,805,171
Current assets [abstract]
Other current assets	76,471	92,830
Cash and cash equivalents	1,362,406	897,946	€ 793,664	€ 647,706
Total assets	6,262,047	5,446,372
Equity and liabilities [abstract]
Equity	1,789,204	1,487,288	1,353,839	€ 783,936
Debt	2,724,745	2,089,737
Other liabilities	687,462	800,015
Total equity and liabilities	6,262,047	5,446,372
Profit or loss [abstract]
Net revenues	3,459,790	3,766,615	3,420,321
Cost of sales	1,686,324	1,805,310	1,622,905
Selling, general and administrative costs	336,126	343,179	327,341
Other expenses/(income), net	18,475	4,991	3,195
Profit before taxes	667,035	875,364	802,944
Tax expense (income)	58,155	176,656	16,317
Net profit	608,880	698,708	786,627
Ferrari Financial Services GmbH
Non-current assets [abstract]
Non-current assets	3,390	2,436
Current assets [abstract]
Receivables from financing activities	782,880	660,883
Other current assets	4,130	8,565
Cash and cash equivalents	5,406	6,471
Total assets	795,806	678,355
Equity and liabilities [abstract]
Equity	67,352	58,049
Debt	653,748	604,643
Other liabilities	74,706	15,663
Total equity and liabilities	795,806	678,355
Profit or loss [abstract]
Net revenues	37,764	34,680	29,446
Cost of sales	14,864	15,655	12,183
Selling, general and administrative costs	8,494	8,892	8,720
Other expenses/(income), net	1,213	(963)	239
Profit before taxes	13,193	11,096	8,304
Tax expense (income)	3,898	3,010	2,974
Net profit	€ 9,295	€ 8,086	€ 5,330